Derivatives and hedging activities	6 Months Ended
Jun. 30, 2018
Derivatives and hedging activities
27 Derivatives and hedging activities
> Refer to “Note 31 – Derivatives and hedging activities” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 30 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q18	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,168.2	2.4	2.5	0.0	0.0	0.0
Swaps	14,920.1	53.0	49.0	49.5	0.1	0.2
Options bought and sold (OTC)	2,584.0	20.6	19.7	0.0	0.0	0.0
Futures	788.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1,236.7	0.3	0.4	0.0	0.0	0.0
Interest rate products	29,697.1	76.3	71.6	49.5	0.1	0.2
Forwards	1,289.5	13.4	14.0	12.6	0.1	0.0
Swaps	526.9	17.8	21.2	0.0	0.0	0.0
Options bought and sold (OTC)	439.8	5.8	6.0	0.7	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.2	0.0	0.1	0.0	0.0	0.0
Foreign exchange products	2,270.7	37.0	41.3	13.3	0.1	0.0
Forwards	2.3	0.1	0.1	0.0	0.0	0.0
Swaps	187.7	4.1	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	224.0	8.0	7.3	0.0	0.0	0.0
Futures	37.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	410.7	10.0	12.0	0.0	0.0	0.0
Equity/index-related products	862.6	22.2	24.0	0.0	0.0	0.0
Credit derivatives [2]	462.6	6.7	8.1	0.0	0.0	0.0
Forwards	6.0	0.0	0.0	0.0	0.0	0.0
Swaps	18.7	1.3	1.0	0.0	0.0	0.0
Options bought and sold (OTC)	8.2	0.1	0.1	0.0	0.0	0.0
Futures	12.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Other products [3]	46.7	1.4	1.1	0.0	0.0	0.0
Total derivative instruments	33,339.7	143.6	146.1	62.8	0.2	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 33,402.5 billion, CHF 143.8 billion and CHF 146.3 billion, respectively, as of June 30, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,047.8	60.4	56.6	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,898.6	87.0	82.1	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	198.7	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.3	8.3	7.9	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	826.9	21.4	23.2	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,705.3	148.2	151.5	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,767.5 billion, CHF 148.4 billion and CHF 151.9 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Netting of derivative instruments
> Refer to “Derivatives” in Note 23 – Offsetting of financial assets and financial liabilities for further information on the netting of derivative instruments.
Fair value hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(106)	(649)	282	(755)	31
Total	(106)	(649)	282	(755)	31
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	100	690	(301)	790	(44)
Total	100	690	(301)	790	(44)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(6)	41	(19)	35	(13)
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(31)	(61)	8	(92)	1
Foreign exchange products	(79)	3	(26)	(76)	(30)
Total	(110)	(58)	(18)	(168)	(29)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(24)	(16)	(2)	(40)	(2)
Foreign exchange products [2,3]	(42)	0	(16)	(42)	(20)
Total	(66)	(16)	(18)	(82)	(22)
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(1)	(1)	(2)	(2)	1
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
As of the end of 2Q18, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was four years.
The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months is CHF 64 million.
Net investment hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	141	17	133	158	(54)
Total	141	17	133	158	(54)
Represents gains/(losses) on effective portion.
The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty. Such derivative contracts are reflected at close-out costs.
The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	2Q18				4Q17
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	4.3	0.1	0.9	5.3	5.4	0.1	1.2	6.7
Collateral posted	3.3	0.1	–	3.4	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.8	0.2	0.3	1.3	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	0.9	0.3	0.5	1.7	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Credit derivatives
> Refer to “Note 31 – Derivatives and hedging activities” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 10.2 billion and CHF 6.7 billion as of the end of 2Q18 and 4Q17, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	2Q18							4Q17
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(49.5)	46.3		(3.2)	14.7		0.5	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.0)	23.0		(3.0)	16.4		0.1	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(75.5)	69.3		(6.2)	31.1		0.6	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(17.8)	16.1		(1.7)	5.9		(0.3)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(57.7)	53.2		(4.5)	25.2		0.9	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(94.5)	92.3		(2.2)	41.1		0.0	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(20.3)	20.1		(0.2)	8.2	[3]	0.7	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(114.8)	112.4		(2.4)	49.3		0.7	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(114.6)	112.2		(2.4)	49.3		0.7	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(144.0)	138.6		(5.4)	55.8		0.5	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(46.3)	43.1		(3.2)	24.6		0.8	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(190.3)	181.7		(8.6)	80.4		1.3	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(18.0)	16.3		(1.7)	5.9		(0.3)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(172.3)	165.4		(6.9)	74.5		1.6	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.
Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.
Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2Q18	4Q17
Credit derivatives (CHF billion)
Credit protection sold	190.3	213.9
Credit protection purchased	181.7	203.6
Other protection purchased	80.4	100.9
Other instruments [1]	10.2	6.5
Total credit derivatives	462.6	524.9
1 Consists of total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q18 (CHF billion)
Single-name instruments	14.4	56.7	4.4	75.5
Multi-name instruments	23.7	71.0	20.1	114.8
Total instruments	38.1	127.7	24.5	190.3
4Q17 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9

Bank
Derivatives and hedging activities
26 Derivatives and hedging activities
> Refer to “Note 30 – Derivatives and hedging activities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 29 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M18	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,168.2	2.4	2.5	0.0	0.0	0.0
Swaps	14,921.1	53.0	49.0	49.5	0.1	0.2
Options bought and sold (OTC)	2,584.0	20.6	19.7	0.0	0.0	0.0
Futures	788.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1,236.7	0.3	0.4	0.0	0.0	0.0
Interest rate products	29,698.1	76.3	71.6	49.5	0.1	0.2
Forwards	1,289.5	13.4	14.0	12.6	0.1	0.0
Swaps	526.9	17.8	21.2	0.0	0.0	0.0
Options bought and sold (OTC)	439.8	5.8	6.0	0.7	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.2	0.0	0.1	0.0	0.0	0.0
Foreign exchange products	2,270.7	37.0	41.3	13.3	0.1	0.0
Forwards	2.3	0.1	0.1	0.0	0.0	0.0
Swaps	187.7	4.1	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	224.2	8.1	7.4	0.0	0.0	0.0
Futures	37.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	410.7	10.0	12.0	0.0	0.0	0.0
Equity/index-related products	862.8	22.3	24.1	0.0	0.0	0.0
Credit derivatives [2]	462.6	6.7	8.1	0.0	0.0	0.0
Forwards	6.0	0.0	0.0	0.0	0.0	0.0
Swaps	18.7	1.3	1.0	0.0	0.0	0.0
Options bought and sold (OTC)	8.2	0.1	0.1	0.0	0.0	0.0
Futures	12.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Other products [3]	46.7	1.4	1.1	0.0	0.0	0.0
Total derivative instruments	33,340.9	143.7	146.2	62.8	0.2	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 33,403.7 billion, CHF 143.9 billion and CHF 146.4 billion, respectively, as of June 30, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2017	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,048.8	60.4	56.3	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,899.6	87.0	81.8	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	199.1	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.8	8.6	8.5	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	827.8	21.7	23.8	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,707.2	148.5	151.8	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,769.4 billion, CHF 148.7 billion and CHF 152.2 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Netting of derivative instruments
> Refer to “Note 22 – Offsetting of financial assets and financial liabilities” for further information on the offsetting of derivative instruments.
Fair value hedges
in	6M18	6M17
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(755)	31
Total	(755)	31
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	790	(44)
Total	790	(44)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portions	35	(13)
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(92)	1
Foreign exchange products	(73)	(30)
Total	(165)	(29)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(40)	(2)
Foreign exchange products [2]	(39)	(17)
Total	(79)	(19)
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portions [2]	(2)	1
1 Included in interest and dividend income.
2 Included in trading revenues.
As of the end of 6M18, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was four years.
The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 54 million.
Net investment hedges
in	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	158	(54)
Total	158	(54)
Represents gains/(losses) on effective portion.
The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	6M18				2017
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	4.3	0.1	0.9	5.3	5.4	0.1	1.2	6.7
Collateral posted	3.3	0.1	–	3.4	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.8	0.2	0.3	1.3	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	0.9	0.3	0.5	1.7	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Credit derivatives
> Refer to “Note 30 – Derivatives and hedging activities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 10.2 billion and CHF 6.7 billion as of the end of 6M18 and 2017, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	6M18							2017
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(49.5)	46.3		(3.2)	14.7		0.5	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.0)	23.0		(3.0)	16.4		0.1	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(75.5)	69.3		(6.2)	31.1		0.6	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(17.8)	16.1		(1.7)	5.9		(0.3)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(57.7)	53.2		(4.5)	25.2		0.9	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(94.5)	92.3		(2.2)	41.1		0.0	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(20.3)	20.1		(0.2)	8.2	[3]	0.7	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(114.8)	112.4		(2.4)	49.3		0.7	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(114.6)	112.2		(2.4)	49.3		0.7	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(144.0)	138.6		(5.4)	55.8		0.5	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(46.3)	43.1		(3.2)	24.6		0.8	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(190.3)	181.7		(8.6)	80.4		1.3	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(18.0)	16.3		(1.7)	5.9		(0.3)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(172.3)	165.4		(6.9)	74.5		1.6	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	6M18	2017
Credit derivatives (CHF billion)
Credit protection sold	190.3	213.9
Credit protection purchased	181.7	203.6
Other protection purchased	80.4	100.9
Other instruments [1]	10.2	6.5
Total credit derivatives	462.6	524.9
1 Consists of total return swaps and other derivative instruments.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M18 (CHF billion)
Single-name instruments	14.4	56.7	4.4	75.5
Multi-name instruments	23.7	71.0	20.1	114.8
Total instruments	38.1	127.7	24.5	190.3
2017 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9